CONDENSED BALANCE SHEETS - (Parenthetical) - $ / shares	Sep. 30, 2019	Jun. 30, 2019	May 13, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value per share	$ 0.001		$ 0.001	$ 0.001
Preferred stock, number of shares authorized	10,000,000		10,000,000	0
Preferred stock, shares issued	0			0
Preferred stock, shares outstanding	0		0	0
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, number of shares authorized	100,000,000		100,000,000	158,745,671	84,045,455
Common stock, shares issued	22,739,345			1,374,812	1,369,212
Common stock, shares outstanding	22,739,345		15,560,569	1,374,812	1,369,212
Series A Preferred Stock
Preferred stock, par value per share	$ 0.001			$ 0.001	$ 0.001
Preferred stock, number of shares authorized	0			68,181,819	64,545,455
Preferred stock, shares issued	0			68,181,819	40,000,000
Preferred stock, shares outstanding	0			68,181,819	40,000,000
Series B Preferred Stock
Preferred stock, par value per share	$ 0.001			$ 0.001	$ 0.001
Preferred stock, number of shares authorized	0			56,828,852	0
Preferred stock, shares issued	0			56,828,851	0
Preferred stock, shares outstanding	0			56,828,851	0